Provisions and other liabilities - Summary of Restructuring Provision (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Additional Provisions Other Provisions [Line Items]
Beginning Balance	€ 17,743
Ending balance	30,436	€ 17,743
Restructuring provision
Disclosure Of Additional Provisions Other Provisions [Line Items]
Current portion Beginning Balance	144	248
Non-current portion Beginning Balance	0	0
Beginning Balance	144	248
Additions	60	0
Releases		0
Used during the year	(142)	(104)
Interest accretion	0	0
Current portion Ending Balance	62	144
Non-current portion Ending Balance	0	0
Ending balance	€ 62	€ 144